LOSS BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Depreciation:
Finance costs	$ 4	¥ 30	¥ 44
Continuing Operation [Member]
Crediting:
Finance income	(6)	(42)	(3)
Other income			(500)
Depreciation:
- Property, plant and equipment		2	3
- Right-of-use assets	49	356	354
Expense relating to short-term leases	13	97	97
- Derivative financial liabilities	(531)	(3,862)	86
Finance costs	4	30	44
Discontinued operations [member]
Crediting:
Finance income			(8,098)
Other income			(142)
Depreciation:
- Property, plant and equipment			103
- Right-of-use assets			359
Expense relating to short-term leases			112
Finance costs			1,886
Cost of sales:
- Construction service			2,423
- Opeartion and maintenance services			256
- Operation services related to service concession arrangement			2,697
Total			5,376
Amortization of intangible assets			395
Impairment losses on financial assets:
- Trade receivables			388
- Contract assets			3,546
- Other receivables			¥ 6,829